Other Accounts Receivable	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable
14	OTHER ACCOUNTS RECEIVABLE

At December 31 this account comprises:

	2016		2017
	Current	Non-current	Current	Non-current
Advances to suppliers (a)	79,455	225,567	149,464	255,181
Income tax on-account payments (b)	202,045	—	125,176	2,607
Fiscal credit (c)	80,091	52,225	81,732	30,680
Guarantee deposits (d)	95,916	—	113,429	—
Claims to third parties	26,529	32,669	109,491	41,072
Restricted Fund	14,067	—	61,993	44,770
Petróleos del Perú S.A.- Petroperú S.A.	16,879	29,534	3,619	53,918
Temporary tax on net assets	21,204	—	21,934	—
Taxes receivable	13,954	—	31,875	33,428
Claims to SUNAT (pre-paid taxes)	16,479	—	12,274	—
Rental and sale of equipment	13,640	—	27,970	—
Receivables from personnel	10,726	—	6,737	—
Other	58,531	17,957	19,751	9,196

	649,516	357,952	765,445	470,852

Other receivables are neither past due nor impaired. Other non-current accounts receivable have maturities between 2 and 5 years.

The fair value of the short-term receivables approximates their carrying amount due to their short-term maturities. The non-current portion mainly comprises non-financial assets such as advances to suppliers and fiscal credit; the remaining balance is not significant for any period shown in the financial statements.

The maximum exposure to credit risk at the reporting date is the carrying amounts of each class of above-mentioned other receivables. The Group does not demand guarantees.

The following paragraph contains a description of major accounts receivable:

(a)	Advances to suppliers

In 2017, the balance mainly comprises advances that subsidiary GyM Ferrovias S.A. gave to Alstom Transporte for S/233 million (S/230 million in 2016).

(b)	Income tax on-account payment

This balance mainly consists of income tax on-account payments made by GyM S.A., GMP S.A., CAM Holding S.p.A. and Viva GyM S.A., for S/85 million, S/19 million, S/11 million, and S/6 million, respectively (GyM S.A., GMP S.A., Graña y Montero.S.A.A., CAM Holding S.p.A., Viva GyM S.A, GMI S.A. and GMD S.A. for S/133 million, S/17 million, S/16 million, S/16 million, S/5 million, S/4 million and S/4 million, respectively in 2016).

(c)	Fiscal credit

This item is related to subsidiaries GyM S.A., Viva GyM S.A., Negocios del Gas S.A., Norvial S.A., Concesionaria Vía Expresa Sur S.A. and La Chira S.A. amounting to S/50 million, S/20 million, S/8 million, S/6 million, S/5 million and S/2 million, respectively (GyM S.A., Viva GyM S.A., Norvial S.A.,Negocios del Gas S.A., Concesionaria La Chira and Concesionaria Via Expresa Sur S.A.. for S/55 million, S/25 million, S/15 million, S/8 million, S/5 million, and S/5 million, respectively in 2016). Management considers that this VAT fiscal credit will be recovered in the normal course of future operations of these subsidiaries.

(d)	Guarantee deposits

Guarantee deposits are the funds retained by customers for work contracts assumed basically by subsidiary GyM S.A. These deposits are retained by the customers to secure the Subsidiary’s compliance with its obligations under the contracts. The amounts retained will be recovered once the contracted work is completed.